RECEIVABLES, PREPAYMENTS AND OTHER ASSETS - Schedule of Unbilled Accounts Receivable (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Trade and other current receivables [abstract]
Balance, beginning of period	$ 24	$ 43
Revenue recognized during the period	73	87
Amounts invoiced	(68)	(106)
Balance, end of period	$ 29	$ 24